Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 3,066	$ 8,270
Restricted cash	223	222
Accounts receivable		115
Inventories	977
Other current assets	336	225
Total current assets	4,602	8,832
Operating lease - right of use asset	889	1,151
Fixed assets, net	430	449
Total non current assets	1,319	1,600
TOTAL ASSETS	5,921	10,432
Current liabilities
Trade accounts payable	185	56
Current operating lease liability	285	281
Other accounts payable	2,140	1,032
Total current liabilities	2,610	1,369
Non-current operating lease liability	524	798
TOTAL LIABILITIES	3,134	2,167
Commitments and contingencies liabilities
Shareholders’ equity
Ordinary shares, NIS 0.08 par value; Authorized 12,500,000 shares; Issued and outstanding: 2,998,278 and 1,987,005 shares as of December 31, 2023 and 2022	68	46
Additional paid in capital	68,681	63,033
Accumulated deficit	(65,962)	(54,814)
Total shareholders’ equity	2,787	8,265
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 5,921	$ 10,432